CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss).	Non-Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2019		$ 342	$ 58,017	$ (64,512)		$ 1,791	$ (4,362)
Balance at beginning of period (in shares) at Dec. 31, 2019		34,202,000
Change in accounting principle				6,626			6,626
Net income (loss)				(129,171)		306	(128,865)
Other comprehensive income (loss)					$ 3,820		3,820
Equity-based compensation			1,553				1,553
Accumulating preferred dividends				(18,513)			(18,513)
Balance at end of period at Dec. 31, 2020		$ 342	59,570	(205,570)	3,820	2,097	(139,741)
Balance at end of period (in shares) at Dec. 31, 2020		34,202,000
Net income (loss)				(21,947)		639	(21,308)
Other comprehensive income (loss)					8,198		8,198
Equity-based compensation		$ 3	1,220				1,223
Equity-based compensation (in shares)		321,000
Net share settlement of equity awards			(162)				(162)
Accumulating preferred dividends				(24,208)			(24,208)
Balance at end of period at Dec. 31, 2021	[1]	$ 345	60,628	(251,725)	12,018	2,736	(175,998)	[2]
Balance at end of period (in shares) at Dec. 31, 2021	[1]	34,523,000
Net income (loss)				(4,876)		171	(4,705)
Other comprehensive income (loss)					(4,860)		(4,860)
Equity-based compensation		$ 3	168				171
Equity-based compensation (in shares)		333,000
Net share settlement of equity awards			(477)				(477)
Accumulating preferred dividends				(6,737)			(6,737)
Balance at end of period at Mar. 31, 2022	[1]	$ 348	60,319	(263,338)	7,158	2,907	(192,606)
Balance at end of period (in shares) at Mar. 31, 2022	[1]	34,856,000
Balance at beginning of period at Dec. 31, 2021	[1]	$ 345	60,628	(251,725)	12,018	2,736	(175,998)	[2]
Balance at beginning of period (in shares) at Dec. 31, 2021	[1]	34,523,000
Net income (loss)				(55,185)		(276)	(55,461)
Issuance of common shares related to acquisitions		$ 129	1,738				1,867
Issuance of common shares related to acquisitions (in shares)		12,868,000
Issuance of common shares related to Public Warrant exercise		$ 206	205,694				205,900
Issuance of common shares related to Public Warrant exercise (in shares)		20,590,000
Issuance of common shares related to stock options exercised		$ 25	24,975				25,000
Issuance of common shares related to stock options exercised (in shares)		2,500,000
Issuance of common shares related to conversion of Series A Convertible Preferred Shares		$ 22	23,731				23,753
Issuance of common shares related to conversion of Series A Convertible Preferred Shares (in shares)		2,220,000
Issuance of common shares related to Public Warrant exercise		$ 1	1,272				$ 1,273
Issuance of common shares related to Public Warrant exercise (in shares)		94,000					0
Issuance of common shares related to stock options exercised			375				$ 375
Issuance of common shares related to stock options exercised (in shares)		39,000					39,344
Issuance of common shares related to Kohana acquisition (see Note 6)		$ 19	23,416				$ 23,435
Issuance of common shares related to Kohana acquisition (in shares) (see Note 6)		1,853,000
Common Equivalent Preferred Unit dividends ($0.02 per unit)				(4,380)			(4,380)
Loss on extinguishment of Common Equivalent Preferred units				(2,870)			(2,870)
Accretion of Series A Convertible Preferred Shares			(1,316)				(1,316)
Other comprehensive income (loss)					(18,121)		(18,121)
Equity-based compensation		$ 3	2,628				2,631
Equity-based compensation (in shares)		333,000
Net share settlement of equity awards			(477)				(477)
Accumulating preferred dividends				(13,882)			(13,882)
Balance at end of period at Dec. 31, 2022		$ 750	342,664	(328,042)	(6,103)	2,460	11,729	[2]
Balance at end of period (in shares) at Dec. 31, 2022		75,020,000
Net income (loss)				(4,341)		15	(4,326)
Issuance of common shares related to acquisitions		$ 2	444				446
Issuance of common shares related to acquisitions (in shares)		40,000
Issuance of common shares related to Public Warrant exercise		$ 2	3,142				3,144
Issuance of common shares related to Public Warrant exercise (in shares)		229,000
Issuance of common shares related to stock options exercised		$ 1	62				63
Issuance of common shares related to stock options exercised (in shares)		6,000
Issuance of common shares related to conversion of Series A Convertible Preferred Shares		$ 1	253				254
Issuance of common shares related to conversion of Series A Convertible Preferred Shares (in shares)		22,000
Accretion of Series A Convertible Preferred Shares			(429)				(429)
Other comprehensive income (loss)					2,222		2,222
Equity-based compensation		$ 3	1,545				1,548
Equity-based compensation (in shares)		311,000
Net share settlement of equity awards			(1,841)				(1,841)
Balance at end of period at Mar. 31, 2023		$ 759	$ 345,840	$ (332,383)	$ (3,881)	$ 2,475	$ 12,810
Balance at end of period (in shares) at Mar. 31, 2023		75,628,000

[1]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4
[2]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.